Financial Instruments (Details) - Schedule of Fair Values Hierarchy - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Swap Contracts [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 882	€ 1,761
Valuation techniques for determining fair value	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.	Fair value is measured by discounting the future cash flows, over the period of the contract and using market interest rates appropriate for similar instruments, including the adjustment required for the parties’ credit risks.
Swap Contracts [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Swap Contracts [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	882	1,761
Swap Contracts [Member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 5,698	€ (61,537)
Valuation techniques for determining fair value	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.	Fair value is measured by discounting the future fixed and assessed cash flows, over the period of the contract and using market interest rates appropriate for similar instruments. The value is adjusted for the parties’ credit risks.
Financial power swap [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Financial power swap [Member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value	€ 5,698	(61,537)
Marketable Securities [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value		€ 2,836
Valuation techniques for determining fair value		Market price.
Marketable Securities [Member] | Level 1 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value		€ 2,836
Marketable Securities [Member] | Level 2 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value
Marketable Securities [Member] | Level 3 [Member]
Financial Instruments (Details) - Schedule of Fair Values Hierarchy [Line Items]
Fair values hierarchy value